UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
November 30, 2023
Institutional Long Duration Credit
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Long Duration Credit Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Institutional Long Duration Credit Fund
Market Commentary

Dear Investor
Major global stock and bond indexes produced mixed
returns during the first half of your fund’s fiscal year, the six-
month period ended November 30, 2023. Nearly all equity
benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered
from the failure of three large regional banks earlier in
the year and recorded the best results for the period. The
information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for
artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts
in emerging markets, although emerging Europe and Latin
America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were
also broadly supportive. Although year-over-year earnings
growth contracted in the first and second quarters of 2023,
results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and
policymakers, but lower-than-expected inflation data in
November helped spur a rally late in the period as many
investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in
November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds
produced solid returns, supported by the higher coupons
that have become available over the past year as well as
by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning
that we previously included in the semiannual shareholder
letters. The Securities and Exchange Commission adopted
new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund
letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Long Duration Credit Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”) do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
CREDIT QUALITY DIVERSIFICATION
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of
AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.55% of the portfolio at the end of the reporting period.
*
U.S. government agency securities are issued or guaranteed
by a U.S. government agency, and may include conventional
pass-through securities and collateralized mortgage
obligations; unlike Treasuries, government agency securities are not issued directly by the U.S. government and are
generally unrated but may have credit support from the
U.S. Treasury (e.g., FHLMC and FNMA issues) or a direct
government guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
**
U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government.
The ratings of U.S. Treasury securities are derived from the ratings on the U.S. government.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Institutional Long Duration Credit Fund
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses
Paid During
Period*
6/1/23 to
11/30/23
Actual $1,000.00 $983.60 $2.23
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.75   2.28
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.45%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Financial Highlights
4
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 7 .77 $ 8 .59 $ 10 .70 $ 11 .00 $ 10 .68 $ 10 .06
Investment activities
Net investment income
(1)(2)
0 .18 0 .34 0 .33 0 .36 0 .40 0 .40
Net realized and unrealized gain/
loss ( 0 .31 ) ( 0 .79 ) ( 1 .76 ) 0 .15 1 .35 0 .66
Total from investment activities ( 0 .13 ) ( 0 .45 ) ( 1 .43 ) 0 .51 1 .75 1 .06
Distributions
Net investment income ( 0 .20 ) ( 0 .37 ) ( 0 .38 ) ( 0 .41 ) ( 0 .43 ) ( 0 .42 )
Net realized gain – – ( 0 .27 ) ( 0 .40 ) ( 1 .00 ) ( 0 .02 )
Tax return of capital – – ( 0 .03 ) – – –
Total distributions ( 0 .20 ) ( 0 .37 ) ( 0 .68 ) ( 0 .81 ) ( 1 .43 ) ( 0 .44 )
NET ASSET VALUE
End of period $ 7 .44 $ 7 .77 $ 8 .59 $ 10 .70 $ 11 .00 $ 10 .68
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .64 ) % ( 5 .14 ) % ( 14 .69 ) % 4 .39% 17 .12% 10 .94%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .45%
(4)
0 .45% 0 .45% 0 .45% 0 .46% 0 .45%
Net expenses after waivers/
payments by Price Associates 0 .45%
(4)
0 .45% 0 .45% 0 .45% 0 .46% 0 .45%
Net investment income 4 .80%
(4)
4 .26% 3 .21% 3 .19% 3 .56% 4 .00%
Portfolio turnover rate 42 .7% 46 .7% 59 .9% 50 .9% 70 .5% 51 .2%
Net assets, end of period (in
thousands) $ 82,249 $ 55,544 $ 24,849 $ 19,168 $ 23,979 $ 34,038
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Long Duration Credit Fund
November 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 73.9%
Banking 11.1%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32  (1) 200 205
Banco Santander, 6.921%, 8/8/33  200 199
Bank of America, 5.00%, 1/21/44  500 465
Bank of America, VR, 2.676%,
6/19/41  (2) 200 135
Bank of America, VR, 3.824%,
1/20/28  (2) 100 94
Bank of America, VR, 4.33%,
3/15/50  (2) 455 376
Bank of New York Mellon, VR, 6.474%,
10/25/34  (2) 230 243
Barclays, VR, 7.437%, 11/2/33  (2) 200 213
BNP Paribas, VR, 2.871%, 4/19/32  (1)
(2) 200 162
CaixaBank, VR, 6.84%, 9/13/34  (1)(2) 230 231
Capital One Financial, VR, 3.273%,
3/1/30  (2) 250 214
Capital One Financial, VR, 6.377%,
6/8/34  (2) 100 97
Citigroup, 4.65%, 7/30/45  530 452
Citigroup, VR, 6.174%, 5/25/34  (2) 115 114
Goldman Sachs Group, 2.60%, 2/7/30  100 85
Goldman Sachs Group, 4.75%,
10/21/45  315 281
Goldman Sachs Group, 5.15%,
5/22/45  200 180
Goldman Sachs Group, 6.25%, 2/1/41  200 211
HSBC Holdings, 7.625%, 5/17/32  155 164
HSBC Holdings, VR, 6.332%,
3/9/44  (2) 200 203
HSBC Holdings, VR, 7.399%,
11/13/34  (2) 290 301
ING Groep, VR, 6.114%, 9/11/34  (2) 200 200
Intesa Sanpaolo, 6.625%, 6/20/33  (1) 330 323
JPMorgan Chase, 5.625%, 8/16/43  705 696
JPMorgan Chase, VR, 3.882%,
7/24/38  (2) 430 359
Lloyds Banking Group, 4.344%, 1/9/48  200 145
Morgan Stanley, 4.30%, 1/27/45  450 377
Morgan Stanley, VR, 3.217%,
4/22/42  (2) 200 146
NatWest Group, VR, 6.016%,
3/2/34  (2) 250 250
Standard Chartered, VR, 6.301%,
1/9/29  (1)(2) 200 201
State Street, VR, 5.159%, 5/18/34  (2)
(3) 305 293
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  200 203
UBS Group, VR, 3.179%, 2/11/43  (1)
(2) 200 136
UBS Group, VR, 6.301%, 9/22/34  (1)
(2) 200 202
Wells Fargo, VR, 2.393%, 6/2/28  (2) 150 134
Wells Fargo, VR, 3.068%, 4/30/41  (2) 500 357
Wells Fargo, VR, 5.557%, 7/25/34  (2) 200 195
Par/Shares $ Value
(Amounts in 000s)
‡
Wells Fargo Bank, 6.60%, 1/15/38  (3) 250 263
9,105
Basic Industry 2.2%
BHP Billiton Finance USA, 5.50%,
9/8/53  35 35
Celanese U.S. Holdings, 6.70%,
11/15/33  60 62
Dow Chemical, 4.80%, 5/15/49  490 412
Ecolab, 2.70%, 12/15/51  300 188
Ecolab, 3.70%, 11/1/46  30 22
International Paper, 4.35%, 8/15/48  (3) 139 112
LYB International Finance III, 5.625%,
5/15/33  (3) 250 249
Newmont, 5.45%, 6/9/44  195 184
Nucor, 4.40%, 5/1/48  75 63
Southern Copper, 5.25%, 11/8/42  200 179
Westlake, 3.125%, 8/15/51  500 304
1,810
Brokerage Assetmanagers
Exchanges 0.2%
Nasdaq, 3.95%, 3/7/52  220 162
Nasdaq, 5.95%, 8/15/53  40 41
203
Capital Goods 2.8%
Boeing, 5.705%, 5/1/40  300 296
Boeing, 5.805%, 5/1/50  500 488
L3Harris Technologies, 4.854%,
4/27/35  280 263
Martin Marietta Materials, 4.25%,
12/15/47  305 246
Masco, 4.50%, 5/15/47  360 283
Republic Services, 5.00%, 4/1/34  25 25
Stanley Black & Decker, 2.75%,
11/15/50  300 170
Vulcan Materials, 4.50%, 6/15/47  130 109
Waste Connections, 2.95%, 1/15/52  175 113
Waste Management, 4.875%, 2/15/34  350 342
2,335
Communications 11.9%
American Tower, 5.90%, 11/15/33  (3) 300 304
AT&T, 3.50%, 6/1/41  850 634
AT&T, 3.80%, 12/1/57  1,378 938
AT&T, 5.40%, 2/15/34  200 197
Bell Canada, 5.10%, 5/11/33  250 245
Charter Communications Operating,
3.70%, 4/1/51  600 369
Charter Communications Operating,
5.75%, 4/1/48  425 359
Charter Communications Operating,
6.65%, 2/1/34  280 286
Comcast, 2.45%, 8/15/52  350 201
Comcast, 3.90%, 3/1/38  150 128
Comcast, 4.049%, 11/1/52  755 591
Cox Communications, 2.95%,
10/1/50  (1) 230 136
Crown Castle, 4.75%, 5/15/47  185 151
Interpublic Group of Companies,
5.375%, 6/15/33  340 330
Meta Platforms, 5.60%, 5/15/53  380 386

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NBCUniversal Media, 4.45%, 1/15/43  600 513
Rogers Communications, 4.35%,
5/1/49  175 135
Rogers Communications, 4.50%,
3/15/42  160 131
Rogers Communications, 5.00%,
3/15/44  350 301
T-Mobile USA, 5.05%, 7/15/33  (3) 250 242
T-Mobile USA, 5.75%, 1/15/54  380 375
Time Warner Cable, 5.875%, 11/15/40  400 347
TWDC Enterprises 18, 4.125%, 6/1/44  700 587
Verizon Communications, 2.65%,
11/20/40  400 271
Verizon Communications, 2.987%,
10/30/56  1,536 944
Videotron, 5.125%, 4/15/27  (1) 70 68
Vodafone Group, 4.875%, 6/19/49  230 196
Warnermedia Holdings, 5.05%,
3/15/42  485 399
9,764
Consumer Cyclical 4.7%
AutoZone, 4.75%, 2/1/33  250 235
AutoZone, 5.20%, 8/1/33  200 193
Best Buy, 1.95%, 10/1/30  200 160
CBRE Services, 5.95%, 8/15/34  245 243
Dollar General, 5.45%, 7/5/33  (3) 250 244
Ford Motor, 4.75%, 1/15/43  200 154
Ford Motor Credit, 7.122%, 11/7/33  215 224
General Motors, 6.60%, 4/1/36  350 358
Home Depot, 4.20%, 4/1/43  250 215
Home Depot, 4.40%, 3/15/45  200 174
Lowe's, 5.85%, 4/1/63  300 291
Magna International, 5.50%,
3/21/33  (3) 270 274
McDonald's, 4.20%, 4/1/50  90 73
McDonald's, 5.45%, 8/14/53  (3) 250 245
Mercedes-Benz Finance North
America, 5.05%, 8/3/33  (1)(3) 300 294
Tractor Supply, 5.25%, 5/15/33  (3) 250 245
Volkswagen Group of America
Finance, 5.90%, 9/12/33  (1) 250 246
3,868
Consumer Non-Cyclical 13.5%
AbbVie, 4.25%, 11/21/49  735 619
AbbVie, 4.50%, 5/14/35  400 375
Altria Group, 5.80%, 2/14/39  140 138
Amgen, 5.65%, 3/2/53  1,125 1,109
Anheuser-Busch, 4.90%, 2/1/46  (3) 1,130 1,042
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 306
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  200 204
Astrazeneca Finance, 4.875%, 3/3/33  200 198
Banner Health, 2.913%, 1/1/51  115 72
BAT Capital, 7.079%, 8/2/43  180 182
Bayer U.S. Finance, 6.875%,
11/21/53  (1)(3) 200 200
Becton Dickinson & Company, 4.669%,
6/6/47  200 173
Par/Shares $ Value
(Amounts in 000s)
‡
Biogen, 3.15%, 5/1/50  270 175
Bristol-Myers Squibb, 4.125%, 6/15/39  800 683
Centra Health, 4.70%, 1/1/48  190 154
Cigna Group, 3.875%, 10/15/47  370 281
CommonSpirit Health, 3.91%, 10/1/50  170 122
CommonSpirit Health, 4.187%,
10/1/49  135 102
CVS Health, 4.125%, 4/1/40  330 265
CVS Health, 5.05%, 3/25/48  465 406
CVS Health, 6.00%, 6/1/63  250 243
Hackensack Meridian Health, 4.211%,
7/1/48  170 139
HCA, 4.375%, 3/15/42  80 63
HCA, 5.90%, 6/1/53  250 236
IQVIA, 6.25%, 2/1/29  (1) 95 96
Mars, 4.75%, 4/20/33  (1) 225 218
Merck, 5.00%, 5/17/53  (3) 340 326
Nestle Holdings, 4.85%, 3/14/33  (1) 300 297
Pfizer Investment Enterprises, 5.11%,
5/19/43  600 576
Pfizer Investment Enterprises, 5.30%,
5/19/53  (3) 190 184
Reynolds American, 5.70%, 8/15/35  150 141
Reynolds American, 5.85%, 8/15/45  200 175
Sutter Health, 5.547%, 8/15/53  95 94
Sysco, 6.00%, 1/17/34  400 417
Thermo Fisher Scientific, 5.404%,
8/10/43  (3) 350 348
Tyson Foods, 5.10%, 9/28/48  195 164
Viatris, 4.00%, 6/22/50  400 257
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 79
Zoetis, 4.70%, 2/1/43  300 266
11,125
Electric 7.2%
AEP Texas, 5.40%, 6/1/33  220 215
American Electric Power, 5.625%,
3/1/33  250 249
Appalachian Power, 6.375%, 4/1/36  145 149
Appalachian Power, 7.00%, 4/1/38  200 220
Baltimore Gas & Electric, 5.40%,
6/1/53  95 92
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 307
Commonwealth Edison, 5.30%, 2/1/53  40 38
Consolidated Edison of New York,
6.15%, 11/15/52  400 421
Constellation Energy Generation,
6.25%, 10/1/39  300 302
Duke Energy, 3.75%, 9/1/46  130 94
Duke Energy, 6.10%, 9/15/53  250 253
Duke Energy Indiana, 5.40%, 4/1/53  70 66
Duke Energy Progress, 5.35%, 3/15/53  200 189
El Paso Electric, 5.00%, 12/1/44  110 90
Exelon, 4.10%, 3/15/52  (3) 170 130
Florida Power & Light, 2.875%,
12/4/51  130 83
Georgia Power, 4.95%, 5/17/33  140 136

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Kentucky Utilities, 4.375%, 10/1/45  200 162
Louisville Gas & Electric, 4.375%,
10/1/45  100 80
Nevada Power, 6.00%, 3/15/54  300 304
New York State Electric & Gas, 5.85%,
8/15/33  (1) 90 91
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 28
NextEra Energy Capital Holdings,
5.25%, 2/28/53  85 77
Pacific Gas & Electric, 6.15%, 1/15/33  150 149
Pacific Gas & Electric, 6.95%, 3/15/34  160 169
PECO Energy, 4.90%, 6/15/33  (3) 300 295
Pennsylvania Electric, 6.15%, 10/1/38  165 164
Public Service Company of Colorado,
5.25%, 4/1/53  100 92
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 44
Southern, 4.25%, 7/1/36  430 377
Southern, 4.40%, 7/1/46  200 164
Southern California Edison, 5.875%,
12/1/53  (3) 250 247
Southern California Edison, Series C,
4.125%, 3/1/48  150 117
Vistra Operations, 4.30%, 7/15/29  (1) 225 204
Vistra Operations, 6.95%, 10/15/33  (1) 90 92
5,890
Energy 5.3%
ConocoPhillips, 5.55%, 3/15/54  350 348
Diamondback Energy, 4.25%, 3/15/52  170 129
Enbridge, 6.70%, 11/15/53  (3) 120 131
Enbridge Energy Partners, 7.375%,
10/15/45  120 134
Energy Transfer, 6.50%, 2/1/42  595 601
Enterprise Products Operating, 3.30%,
2/15/53  700 486
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 205
MPLX, 5.65%, 3/1/53  (3) 300 277
Occidental Petroleum, 4.40%, 4/15/46  350 269
ONEOK, 6.625%, 9/1/53  295 310
Ovintiv, 6.25%, 7/15/33  75 75
Patterson-UTI Energy, 7.15%, 10/1/33  85 87
Southern Natural Gas, 4.80%,
3/15/47  (1) 205 163
Spectra Energy Partners, 5.95%,
9/25/43  115 111
Suncor Energy, 4.00%, 11/15/47  310 229
Targa Resources, 4.95%, 4/15/52  80 65
Targa Resources, 6.50%, 2/15/53  100 102
TransCanada PipeLines, 6.10%,
6/1/40  200 198
Transcanada Trust, VR, 5.30%,
3/15/77  (2) 120 105
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  275 229
Williams, 4.85%, 3/1/48  100 85
4,339
Par/Shares $ Value
(Amounts in 000s)
‡
Finance Companies 1.1%
AerCap Ireland Capital, 3.40%,
10/29/33  300 242
AerCap Ireland Capital, 6.15%,
9/30/30  150 150
GATX, 5.45%, 9/15/33  250 239
GATX, 6.90%, 5/1/34  270 284
915
Insurance 5.4%
Aflac, 4.75%, 1/15/49  250 220
American International Group, 5.125%,
3/27/33  425 412
Chubb, Series 1, 6.50%, 5/15/38  200 220
Chubb INA Holdings, 2.85%, 12/15/51  100 66
Corebridge Financial, 4.40%, 4/5/52  300 232
Elevance Health, 4.375%, 12/1/47  355 294
Elevance Health, 5.125%, 2/15/53  100 92
Equitable Holdings, 5.594%, 1/11/33  100 98
Humana, 5.50%, 3/15/53  75 71
Humana, 5.95%, 3/15/34  185 189
Jackson Financial, 4.00%, 11/23/51  300 190
Liberty Mutual Group, 4.85%,
8/1/44  (1) 180 146
Marsh & McLennan, 5.45%, 3/15/53  200 195
Marsh & McLennan, 5.70%, 9/15/53  155 158
Principal Financial Group, 6.05%,
10/15/36  235 239
Reinsurance Group of America, 6.00%,
9/15/33  250 252
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44  (1) 200 177
UnitedHealth Group, 3.25%, 5/15/51  500 351
UnitedHealth Group, 3.50%, 8/15/39  300 240
UnitedHealth Group, 5.875%, 2/15/53  550 585
4,427
Miscellaneous 0.2%
Ally Financial, 8.00%, 11/1/31  200 211
211
Natural Gas 1.3%
Boston Gas, 6.119%, 7/20/53  (1) 215 211
NiSource, 3.95%, 3/30/48  260 196
NiSource, 5.40%, 6/30/33  75 74
Piedmont Natural Gas, 5.40%, 6/15/33  250 247
Sempra, 4.00%, 2/1/48  120 91
Sempra, 5.50%, 8/1/33  (3) 250 247
1,066
Real Estate Investment Trusts 1.1%
Alexandria Real Estate Equities, 4.75%,
4/15/35  70 64
Essex Portfolio, 4.50%, 3/15/48  (3) 130 104
NNN REIT, 4.80%, 10/15/48  235 189
Public Storage Operating, 5.35%,
8/1/53  (3) 55 53
Simon Property Group, 5.85%, 3/8/53  200 194
Simon Property Group, 6.65%,
1/15/54  250 267
871
Technology 3.2%
Apple, 2.95%, 9/11/49  400 280

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Apple, 4.85%, 5/10/53  (3) 200 194
Broadcom, 4.926%, 5/15/37  (1) 400 365
Fiserv, 4.40%, 7/1/49  185 152
Fiserv, 5.60%, 3/2/33  85 85
Intuit, 5.50%, 9/15/53  115 118
Oracle, 3.95%, 3/25/51  350 259
Oracle, 5.55%, 2/6/53  (3) 630 593
Texas Instruments, 5.00%, 3/14/53  250 240
Texas Instruments, 5.05%, 5/18/63  180 171
Workday, 3.80%, 4/1/32  (3) 200 178
2,635
Transportation 2.7%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 71
Burlington Northern Santa Fe, 5.20%,
4/15/54  300 290
Canadian National Railway, 5.85%,
11/1/33  (3) 270 285
Canadian Pacific Railway, 3.10%,
12/2/51  125 83
CSX, 4.30%, 3/1/48  140 115
CSX, 4.50%, 11/15/52  (3) 400 341
ERAC USA Finance, 5.40%, 5/1/53  (1) 250 241
FedEx, 4.55%, 4/1/46  400 336
Norfolk Southern, 4.837%, 10/1/41  250 225
Norfolk Southern, 5.35%, 8/1/54  250 238
2,225
Total Corporate Bonds (Cost
$65,989) 60,789
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.3%
Owned No Guarantee 0.3%
Petroleos Mexicanos, 5.50%, 6/27/44  175 100
Petroleos Mexicanos, 7.69%,
1/23/50  (3) 200 133
233
Sovereign 2.0%
Republic of Colombia, 4.125%,
5/15/51  200 121
Republic of Colombia, 8.75%,
11/14/53  (3) 200 213
Republic of Panama, 4.50%, 4/16/50  400 261
Republic of Panama, 4.50%, 1/19/63  200 124
Republic of Peru, 3.00%, 1/15/34  400 323
State of Qatar, 4.40%, 4/16/50  (1) 200 168
United Mexican States, 4.40%, 2/12/52  400 297
United Mexican States, 6.338%, 5/4/53  200 191
1,698
Total Foreign Government
Obligations & Municipalities (Cost
$2,175) 1,931
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 6.5%
California 1.0%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 281
California, Various Purpose, GO,
5.20%, 3/1/43  350 325
Los Angeles Dept. of Water & Power,
Build America, 6.574%, 7/1/45  200 223
829
District of Columbia 0.3%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue, Build
America, 7.462%, 10/1/46  200 237
237
Florida 0.9%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  375 288
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 199
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  275 216
703
Georgia 0.8%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  641 693
693
Illinois 0.3%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  205 214
214
Louisiana 0.1%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 83
83
Maryland 0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 117
117
Massachusetts 0.3%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 118
Massachusetts Water Resources Auth.,
Series C, 2.823%, 8/1/41  200 149
267
Michigan 0.3%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 220
220
Minnesota 0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 120
120

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tennessee 0.1%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 52
52
Texas 1.9%
Board of Regents of the Univ. of Texas
System, Series D, Build America,
5.134%, 8/15/42  200 197
Central Texas Regional Mobility Auth.,
Series E, 3.167%, 1/1/41  150 109
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 215
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 504
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  150 129
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 231
Texas Natural Gas Securitization Fin.,
Series 2023-1, Class A2, 5.169%,
4/1/41  45 44
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 96
1,525
Virginia 0.3%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 186
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 95
281
Total Municipal Securities (Cost
$5,950) 5,341
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.7%
Commercial Mortgage-Backed
Securities 0.7%
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  460 381
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K150, Class A2, ARM
3.71%, 9/25/32  265 241
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$661) 622
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 14.1%
U.S. Treasury Obligations 14.1%
U.S. Treasury Bonds, 1.75%, 8/15/41  620 399
U.S. Treasury Bonds, 2.375%, 2/15/42  75 53
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Bonds, 2.50%, 2/15/45  85 60
U.S. Treasury Bonds, 3.375%, 8/15/42  1,505 1,252
U.S. Treasury Bonds, 3.625%, 8/15/43  2,400 2,059
U.S. Treasury Bonds, 3.625%, 2/15/53  55 47
U.S. Treasury Bonds, 3.625%, 5/15/53  1,000 854
U.S. Treasury Bonds, 3.875%, 2/15/43  2,620 2,337
U.S. Treasury Bonds, 4.00%, 11/15/52  975 891
U.S. Treasury Bonds, 4.125%, 8/15/53  2,750 2,573
U.S. Treasury Bonds, 4.75%, 11/15/53  1,000 1,040
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $11,573) 11,565
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve
Fund, 5.42%  (4)(5) 1,195 1,195
Total Short-Term Investments (Cost
$1,195) 1,195
SECURITIES LENDING COLLATERAL 8.3%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 5.42%  (4)(5) 193 193
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 193
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 8.1%
Money Market Funds 8.1%
T. Rowe Price Government Reserve
Fund, 5.42%  (4)(5) 6,637 6,637
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 6,637
Total Securities Lending Collateral
(Cost $6,830) 6,830
Total Investments in Securities
107.3% of Net Assets
(Cost $94,373) $ 88,273

T. ROWE PRICE Institutional Long Duration Credit Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,873 and represents
5.9% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(4) Seven-day yield
(5) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.6%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.6%
Credit Default Swaps, Protection Sold 0.6%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S40, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/28 3,267 176 39 137
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/28 3,960 194 43 151
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S40, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/28 2,750 55 22 33
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S41, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/28 1,600 29 22 7
Total Centrally Cleared Credit Default Swaps, Protection Sold 328
Total Centrally Cleared Swaps 328
Net payments (receipts) of variation margin to date (322)
Variation margin receivable (payable) on centrally cleared swaps $ 6
** Includes interest purchased or sold but not yet collected of $26.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 83 U.S. Treasury Long Bond contracts 3/24 9,664 $ 3
Short, 8 U.S. Treasury Notes ten year contracts 3/24 (878) (4)
Long, 16 Ultra U.S. Treasury Bonds contracts 3/24 1,968 38
Short, 67 Ultra U.S. Treasury Notes ten year contracts 3/24 (7,605) (37)
Net payments (receipts) of variation margin to date (44)
Variation margin receivable (payable) on open futures contracts $ (44)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 24 ++
Totals $ — # $ — $ 24 +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government Reserve Fund, 5.42% $ 1,278 ¤ ¤ $ 8,025
Total $ 8,025 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,025.

T. ROWE PRICE Institutional Long Duration Credit Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities
14
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $94,373) $ 88,273
Receivable for investment securities sold 2,541
Interest receivable 1,024
Cash deposits on centrally cleared swaps 647
Receivable for shares sold 266
Cash deposits on futures contracts 254
Variation margin receivable on centrally cleared swaps 6
Cash 5
Other assets 2
Total assets 93,018
Liabilities
Obligation to return securities lending collateral 6,830
Payable for investment securities purchased 3,721
Payable for shares redeemed 109
Investment management and administrative fees payable 47
Variation margin payable on futures contracts 44
Other liabilities 18
Total liabilities 10,769
NET ASSETS $ 82,249
Net Assets Consist of:
Total distributable earnings (loss) $ (10,665)
Paid-in capital applicable to 11,058,830 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 92,914
NET ASSETS $ 82,249
NET ASSET VALUE PER SHARE $ 7.44

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Statement of Operations
15
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 1,669
Dividend 24
Securities lending 4
Total income 1,697
Investment management and administrative expense 145
Net investment income 1,552
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (1,382)
Futures (348)
Swaps 339
Net realized loss (1,391)
Change in net unrealized gain / loss
Securities (521)
Futures (18)
Swaps 80
Change in net unrealized gain / loss (459)
Net realized and unrealized gain / loss (1,850)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (298)

T. ROWE PRICE Institutional Long Duration Credit Fund
(Unaudited)
Statement of Changes in Net Assets
16
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,552 $ 1,330
Net realized loss (1,391) (918)
Change in net unrealized gain / loss (459) (1,667)
Decrease in net assets from operations (298) (1,255)
Distributions to shareholders
Net earnings (1,743) (1,489)
Capital share transactions
*
Shares sold 40,311 34,945
Distributions reinvested 1,577 1,105
Shares redeemed (13,142) (2,611)
Increase in net assets from capital share transactions 28,746 33,439
Net Assets
Increase during period 26,705 30,695
Beginning of period 55,544 24,849
End of period $ 82,249 $ 55,544
*Share information (000s)
Shares sold 5,519 4,439
Distributions reinvested 213 140
Shares redeemed (1,820) (326)
Increase in shares outstanding 3,912 4,253

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Long Duration Credit Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued
ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair

T. ROWE PRICE Institutional Long Duration Credit Fund

value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Long Duration Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 80,248 $ — $ 80,248
Short-Term Investments 1,195 — — 1,195
Securities Lending Collateral 6,830 — — 6,830
Total Securities 8,025 80,248 — 88,273
Swaps* — 328 — 328
Futures Contracts* 41 — — 41
Total $ 8,066 $ 80,576 $ — $ 88,642
Liabilities
Futures Contracts* $ 41 $ — $ — $ 41
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Long Duration Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 41
Credit derivatives Centrally Cleared Swaps 328
*
Total $ 369
*
Liabilities
Interest rate derivatives Futures $ 41
Total $ 41
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (348) $ — $ (348)
Credit derivatives — 339 339
Total $ (348) $ 339 $ (9)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (18) $ — $ (18)
Credit derivatives — 80 80
Total $ (18) $ 80 $ 62

T. ROWE PRICE Institutional Long Duration Credit Fund

on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
November 30, 2023, cash of $901,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 22% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
November 30, 2023, the notional amount of protection sold by the fund totaled $11,577,000 (14.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Institutional Long Duration Credit Fund

During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 14% and 21% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was $6,580,000; the value of cash collateral and related investments was $6,830,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $29,041,000 and
$992,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated
$26,386,000 and $26,278,000, respectively, for the six months ended November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $2,708,000 of available capital loss carryforwards.

T. ROWE PRICE Institutional Long Duration Credit Fund

At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $95,028,000. Net unrealized loss aggregated $6,301,000 at period-end, of which $1,169,000 related to appreciated investments and $7,470,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Institutional Long Duration Credit Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Long Duration Credit Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
Votes For Votes Withheld
Melody Bianchetto 355,705,606 1,633,212
Mark J. Parrell 355,307,082 2,031,732
Kellye L. Walker 355,511,653 1,827,166
Eric L. Veiel 355,458,183 1,880,633

T. ROWE PRICE Institutional Long Duration Credit Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E151-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024